Income Tax Expense - Schedule of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PRC enterprises income tax:
Total income tax expenses	$ 60,250	$ 744,225
PRC enterprises income tax [Member]
PRC enterprises income tax:
Current tax	$ 60,250	$ 744,225